Schedule of Investments (unaudited) November 30, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 113.9%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	$355	$510,259

County/City/Special District/School District — 29.3%
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/29	1,000	1,058,760
City of New York, GO
Series A-1, 5.00%, 08/01/21(a)	200	206,324
Series C, 5.00%, 08/01/42	385	491,560
Sub-Series D-1, 5.00%, 08/01/31	440	490,349
Sub-Series F-1, 5.00%, 04/01/43	930	1,129,801
City of New York, Refunding GO, Series E, 5.00%, 08/01/30	1,000	1,094,280
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	500	610,545
Series C, 5.00%, 10/01/29	500	617,425
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	475	582,075
Erie County Industrial Development Agency, RB, Series A, (SAW), 5.25%, 05/01/31	200	203,908
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	682,187
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/21(a)	615	621,919
5.75%, 02/15/47	385	389,035
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	750	837,773
Sub-Series B-2, 4.00%, 11/15/34	500	563,370
New York City Industrial Development Agency, RB
(AGC), 6.38%, 01/01/39	150	150,630
(AGC), 0.00%, 03/01/39(b)	1,000	599,250
New York City Industrial Development Agency, Refunding RB
4.00%, 03/01/45	1,560	1,780,537
(AGM), 4.00%, 03/01/45	95	108,843
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-2, 5.00%, 08/01/38	930	1,141,017
Sub-Series A-3, 4.00%, 08/01/43	570	644,334
Sub-Series B-1, 5.00%, 11/01/35	425	485,227
Sub-Series E-1, 5.00%, 02/01/39	555	674,053
Sub-Series E-1, 5.00%, 02/01/43	845	1,018,428
Series C-3, Subordinate, 5.00%, 05/01/41	775	956,838
New York Convention Center Development Corp., RB, CAB(b)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	1,169,580
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	1,000	308,860
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	1,335	1,504,171
5.00%, 11/15/45	1,250	1,386,600
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	1,000	1,041,980
5.00%, 11/15/44	1,250	1,298,525
5.75%, 11/15/51	545	571,138
Class 1, 4.00%, 09/15/35	1,100	1,150,721
Series 1, Class 1, 5.00%, 11/15/44(c)	1,115	1,159,221

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21(a)	$1,000	$1,027,670
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(a)	450	483,741
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(a)	410	461,717

		28,702,392

Education — 24.6%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/33	175	196,726
Series A, 4.00%, 12/01/34	130	138,460
Build NYC Resource Corp. Refunding RB
5.00%, 08/01/47	135	152,128
5.00%, 11/01/47	515	865,777
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/33	300	340,881
5.00%, 06/01/35	350	397,446
5.00%, 06/01/40	690	782,902
Series A, 5.00%, 06/01/38	250	285,478
Dobbs Ferry Local Development Corp. RB 5.00%, 07/01/39	1,000	1,133,440
5.00%, 07/01/44	500	563,940
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	115	137,429
5.00%, 07/01/48	175	207,067
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	195	235,835
4.00%, 07/01/46	375	419,996
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	310	348,843
5.00%, 10/01/35	310	347,026
5.00%, 07/01/47	100	117,632
Madison County Capital Resource Corp., Refunding RB, Series A, 4.50%, 07/01/23(a)	1,500	1,664,010
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/21(a)	400	411,068
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(a)	400	448,876
New York State Dormitory Authority, RB (AGM), 5.75%, 05/01/21(a)	300	306,852
Series A, 5.00%, 07/01/21(a)	500	513,755
Series A, 5.00%, 07/01/43	415	502,582
Series B, 5.00%, 07/01/22(a)	500	537,490
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	640	722,074
Series A, 5.00%, 07/01/22(a)	745	800,912
Series A, 5.25%, 07/01/23(a)	2,100	2,370,096
Series A, 5.00%, 07/01/24(a)	500	583,270
Series A, 5.00%, 07/01/35	1,380	1,588,794
Series A, 5.00%, 07/01/38	255	306,168
Series A, 5.00%, 07/01/43	2,960	3,414,271
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	445	488,040
Orange County Funding Corp., Refunding RB Series A, 5.00%, 07/01/37	180	189,338
Series A, 5.00%, 07/01/42	115	120,560
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	533,460

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	$230	$249,205
4.00%, 09/01/40	335	376,721
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	440	507,245
Series A, 5.00%, 07/01/41	500	572,835
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	78,898
Series A, 5.00%, 10/15/50	115	127,794

		24,085,320

Health — 10.5%
Buffalo & Erie County Industrial Land Development Corp. RB, 5.25%, 07/01/35	500	571,330
Dutchess County Local Development Corp., RB, Series B, Series B, 4.00%, 07/01/41	550	589,562
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	200	219,766
5.00%, 12/01/46	320	371,187
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	145	163,293
(FHA INS), 5.50%, 08/15/40	575	581,204
4.00%, 12/01/46	135	150,510
Series A, 5.00%, 12/01/37	850	916,963
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	500	520,915
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	230	258,580
4.00%, 07/01/39	300	336,291
Series A, 5.00%, 05/01/21(a)	1,500	1,529,610
Series A, 5.25%, 05/01/21(a)	1,640	1,674,063
Series A, 5.00%, 05/01/43	1,140	1,292,053
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	150	170,625
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(a)	895	933,906

		10,279,858

Housing — 4.4%
New York City Housing Development Corp, RB, M/F Housing, Series B-1, 5.25%, 07/01/30	750	837,915
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	500	520,320
New York City Housing Development Corp., RB, M/F Housing
Series B-1, 5.25%, 07/01/32	915	1,020,490
Series B-1, 5.00%, 07/01/33	400	443,180
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.65%, 11/01/49	565	599,595
New York State Housing Finance Agency, RB, M/F Housing
Series B, (GNMA/FNMA/FHLMC SONYMA COLL), 4.00%, 11/01/42	110	120,817
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	330	359,944

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series P, 3.15%, 11/01/54	$370	$383,735
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	35	39,108

		4,325,104

State — 12.9%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	1,160	1,348,349
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	760	949,210
Series A, 5.00%, 02/15/42	500	595,295
Series A, 5.00%, 03/15/43	265	325,025
Series B, 5.00%, 03/15/37	1,000	1,055,620
Series B, 5.00%, 03/15/38	560	686,202
Series B, 5.00%, 03/15/39	90	110,250
Series B, 5.00%, 03/15/42	1,400	1,473,514
Series C, 4.00%, 03/15/45	670	751,137
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	1,000	1,265,740
Series E, 5.00%, 03/15/41	570	712,557
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	250	265,280
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	1,195	1,399,787
Series C, 5.00%, 03/15/30	500	551,305
Series C, 5.00%, 03/15/32	1,000	1,101,190

		12,590,461

Tobacco — 2.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	500	510,630
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	300	317,712
Series A-2-B, 5.00%, 06/01/51	270	280,805
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	290	299,083
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	1,037,973
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	270	288,390

		2,734,593

Transportation — 15.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	265	306,727
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	595	708,443
Series A, 5.00%, 02/15/42	465	551,788
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(a)	575	601,053
Series A-1, 5.25%, 11/15/23(a)	270	309,733
Series D, 5.25%, 11/15/21(a)	2,000	2,095,380
Series E, 5.00%, 11/15/38	650	686,101
Metropolitan Transportation Authority, Refunding RB
Series D, 5.25%, 11/15/23(a)	750	860,370
Sub-Series B-1, 5.00%, 11/15/51	480	550,690
Sub-Series C-1, 5.00%, 11/15/34	1,020	1,123,295

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$1,345	$1,470,623
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	426,331
Series A, Junior Lien, 5.25%, 01/01/56	210	244,209
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(a)	1,750	1,839,920
Series K, 5.00%, 01/01/32	750	874,425
Series L, 5.00%, 01/01/33	90	111,854
Series L, 5.00%, 01/01/34	140	173,383
Series L, 5.00%, 01/01/35	170	209,659
Port Authority of New York & New Jersey, Refunding ARB, Series 179, 5.00%, 12/01/38	245	273,890
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	329,106
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29	810	891,340
Series A, 5.25%, 11/15/45	370	431,875
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(b)	635	508,267

		15,578,462

Utilities — 13.0%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,045,462
Long Island Power Authority, RB
5.00%, 09/01/38	625	788,613
5.00%, 09/01/42	290	355,183
5.00%, 09/01/47	950	1,149,177
Series A, (AGM), 5.00%, 05/01/21(a)	500	509,815
Series C, (AGC), 5.25%, 09/01/29	1,000	1,354,240
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	140	167,483
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/50	800	947,136
New York City Water & Sewer System, Refunding RB
Series EE, 5.00%, 06/15/40	700	875,217
Series HH, 5.00%, 06/15/39	1,000	1,188,110
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	455	542,592
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,042,090
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	635	749,389
Series B, Subordinate, 5.00%, 06/15/48	460	575,161
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	1,000	1,131,520
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/40	250	290,500

		12,711,688

Total Municipal Bonds in New York		111,518,137

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	126	136,455
Series A-1, Restructured, 5.00%, 07/01/58	1,071	1,178,014
Series A-2, Restructured, 4.33%, 07/01/40	2,162	2,303,049

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$81	$87,657
Series B-1, Restructured, 4.75%, 07/01/53	130	140,869
Series B-2, Restructured, 4.78%, 07/01/58	126	136,631
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00% 07/01/46(b)	1,816	543,420

Total Municipal Bonds — 118.5% (Cost: $106,891,332)		116,044,232

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 47.3%

County/City/Special District/School District — 6.8%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	250	283,148
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,982,819
Hudson Yards Infrastructure Corp., RB (e)
5.75%, 02/15/21 (a)	1,114	1,126,524
5.75%, 02/15/47	686	693,005
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,571,822

		6,657,318

Education — 2.1%
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21(a)	1,999	2,054,457

Housing — 1.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	1,400	1,563,954

State — 7.0%
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	1,000	1,271,100
Series C, 5.00%, 03/15/41	750	759,210
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	800	828,624
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	1,003	1,145,970
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	990	1,157,320
Series A, 4.00%, 10/15/32	1,500	1,691,625

		6,853,849

Transportation — 17.2%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,495	3,645,812
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	2,085	2,203,032
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(e)	2,477	2,796,107
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	735	858,362
Consolidated, Series 211, 5.00%, 09/01/48	1,900	2,312,889

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock NewYork Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(e)	$1,606	$1,873,908
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	1,000	1,173,490
Series C-2, 5.00%, 11/15/42	1,665	2,035,746

		16,899,346

Utilities — 12.6%
New York City Water & Sewer System, Refunding RB
Series BB, 5.00%, 06/15/44	2,010	2,098,663
Series HH, 5.00%, 06/15/32	2,249	2,305,384
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,860	2,169,671
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	1,000	1,227,370
Series B, 4.00%, 12/15/35	280	325,699
Series TE, Restructured, 5.00%, 12/15/41	3,719	4,207,985

		12,334,772

Total Municipal Bonds in New York		46,363,696

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.3% (Cost: $43,670,249)		46,363,696

Total Long-Term Investments — 165.8% (Cost: $150,561,581)		162,407,928

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(f)(g)	105,339	105,339

Total Short-Term Securities — 0.1% (Cost: $105,339)		105,339

Total Investments — 165.9% (Cost: $150,666,920)		162,513,267

Other Assets Less Liabilities — 1.4%		1,315,015

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.1)%		(25,520,851)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.2)%		(40,369,952)

Net Assets Applicable to Common Shares — 100.0%		$97,937,479

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between July 1, 2027 to February 15, 2047, is $3,762,111.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distribution from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$972,748	$—	$(867,169	)(a)	$(240)	$—	$105,339	105,339	$32	$—

(a)	Represents net amount purchased (sold)

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments.These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$116,044,232	$—	$116,044,232
Municipal Bonds Transferred to Tender Option Bond Trusts	—	46,363,696	—	46,363,696
Short-Term Securities
Money Market Funds	105,339	—	—	105,339

	$105,339	$162,407,928	$—	$162,513,267

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(25,513,191)	$—	$(25,513,191)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(66,013,191)	$—	$(66,013,191)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

GO	General Obligation Bonds

INS	Insured

M/F	Multi-Family

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

SCHEDULES OF INVESTMENTS	5